IFRS 7 - Disclosure - Liquidity Risk - Summary of Encumbered and Unencumbered Assets from On- and Off-Balance Sheet Sources (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	$ 417,407	$ 397,261
Encumbered liquid assets	187,990	183,462
Unencumbered liquid assets	229,417	213,799
Cash and deposits with banks [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	63,861	56,997
Encumbered liquid assets	286	252
Unencumbered liquid assets	63,575	56,745
Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	219,525	214,459
Encumbered liquid assets	122,283	134,370
Unencumbered liquid assets	97,242	80,089
Other debt securities [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	15,721	11,191
Encumbered liquid assets	2,262	1,827
Unencumbered liquid assets	13,459	9,364
Equities [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	60,346	60,851
Encumbered liquid assets	30,408	25,133
Unencumbered liquid assets	29,938	35,718
Canadian government guaranteed National Housing Act mortgage-backed securities [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	36,469	37,064
Encumbered liquid assets	16,711	14,677
Unencumbered liquid assets	19,758	22,387
Other liquid assets [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	21,485	16,699
Encumbered liquid assets	16,040	7,203
Unencumbered liquid assets	5,445	9,496
Bank owned liquid assets [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	287,680	262,936
Bank owned liquid assets [member] | Cash and deposits with banks [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	63,861	56,997
Bank owned liquid assets [member] | Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	133,923	113,515
Bank owned liquid assets [member] | Other debt securities [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	6,764	5,681
Bank owned liquid assets [member] | Equities [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	30,825	37,855
Bank owned liquid assets [member] | Canadian government guaranteed National Housing Act mortgage-backed securities [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	33,148	36,116
Bank owned liquid assets [member] | Other liquid assets [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	19,159	12,772
Securities received as collateral [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	129,727	134,325
Securities received as collateral [member] | Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	85,602	100,944
Securities received as collateral [member] | Other debt securities [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	8,957	5,510
Securities received as collateral [member] | Equities [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	29,521	22,996
Securities received as collateral [member] | Canadian government guaranteed National Housing Act mortgage-backed securities [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	3,321	948
Securities received as collateral [member] | Other liquid assets [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	$ 2,326	$ 3,927